Capital Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 23, 2015	Mar. 31, 2015
Warrant shares issued	240,305
2014 Unit Proceeds [Member]
Warrant shares issued		282,850
Market price per share		$ 9.28
Exercise price per share		$ 10
Expected term (years)		2 years 2 months 1 day
Risk-free interest rate		0.62%
Volatility		72.36%
Dividend rate		0.00%
Fair Value per share		$ 3.63
Aggregate fair value of unit warrants		$ 1,027,000
Aggregate proceeds of unit sales		3,133,500
2014 Unit Proceeds [Member] | Unit Stock [Member]
Aggregate proceeds of unit sales		1,122,400
2014 Unit Proceeds [Member] | Warrant [Member]
Aggregate proceeds of unit sales		454,200
2014 Unit Proceeds [Member] | Note [Member]
Aggregate proceeds of unit sales		$ 1,556,900
2013 Unit Proceeds [Member]
Warrant shares issued		100,750
Market price per share		$ 9.01
Exercise price per share		$ 20.00
Expected term (years)		2 years 8 months 4 days
Risk-free interest rate		0.58%
Volatility		76.29%
Dividend rate		0.00%
Fair Value per share		$ 2.53
Aggregate fair value of unit warrants		$ 254,700
Aggregate proceeds of unit sales		1,007,500
2013 Unit Proceeds [Member] | Unit Stock [Member]
Aggregate proceeds of unit sales		415,000
2013 Unit Proceeds [Member] | Warrant [Member]
Aggregate proceeds of unit sales		111,400
2013 Unit Proceeds [Member] | Note [Member]
Aggregate proceeds of unit sales		$ 481,100